Income Tax (Details) € in Thousands		12 Months Ended
	Dec. 22, 2016	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)
Income Tax [Line Items]
Percentage of corporate tax rates		23.00%	23.00%
Tax rate		25.00%	25.00%
Taxable income amount (in Euro) | €			€ 200
Net operating loss for tax (in Dollars)		$ 291,945,000
Capital loss for tax purposes (in Dollars)		681
Tax deductible temporary difference value (in Dollars)		$ 5,170,000
Research and development deductible term period		3 years	3 years
Bottom of Range [Member]
Income Tax [Line Items]
Corporate tax rate	25.00%
Top of Range [Member]
Income Tax [Line Items]
Corporate tax rate	23.00%
First Step [Member]
Income Tax [Line Items]
Corporate tax rate	24.00%
Second Step [Member]
Income Tax [Line Items]
Corporate tax rate	23.00%
Switzerland [Member]
Income Tax [Line Items]
Tax rate		12.44%	12.44%
UK [Member]
Income Tax [Line Items]
Tax rate		19.00%	19.00%
Netherlands [Member]
Income Tax [Line Items]
Tax rate		25.80%	25.80%
Taxable Income Euro [Member]
Income Tax [Line Items]
Taxable income amount (in Euro) | €			€ 200
Euro [Member]
Income Tax [Line Items]
Tax rate		19.00%	19.00%
US [Member]
Income Tax [Line Items]
Tax rate		21.00%	21.00%
Germany [Member]
Income Tax [Line Items]
Tax rate		15.80%	15.80%